Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts Receivable

Note 5 — Accounts Receivable

As of September 30, 2020 and December 31, 2019, accounts receivable consisted of the following:

	September 30, 2020	December 31, 2019
Accounts receivable	$3,223,291	$2,185,859
Less: Allowance for doubtful accounts	(77,761)	(77,760)
Total accounts receivable, net	$3,145,530	$2,108,099

Note 4 — Accounts Receivable

As of December 31, 2019 and 2018, accounts receivable consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$2,185,859	$1,889,112
Less: Allowance for doubtful accounts	(77,760)	(11,761)
Total accounts receivable, net	$2,108,099	$1,877,351